INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of income tax expense (benefit) are as follows:

	For the Year Ended December 31,
	2015	2014
	(In thousands)
Current:
Federal	$14,777	$13,899
State and local	(588)	4,327
Total current expense	14,189	18,226
Deferred:
Federal	4,361	(2,672)
State and local	6,689	6,604
Total deferred expense (benefit)	11,050	3,932
Total income tax expense (benefit)	$25,239	$22,158

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The following table summarizes the Company's tax provision:

	For the Three Months Ended March 31,
	2016	2015
	(In thousands)
Income (loss) before income taxes	$5,785	$8,769
Income tax expense	$1,278	$3,087
Effective income tax rate (1)	22.1%	35.2%

Explanatory Note:
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(1)
During 2015, the Company adopted new accounting standards that impacted Income (loss) before income taxes for the three months ended March 31, 2015 (Note 2). The change has resulted in the change of the effective income tax rate. In addition, for the three months ended March 31, 2016 and 2015 deferred income tax expense (benefit) was $1.3 million and $(0.2) million, respectively.

The following table reconciles the Company's effective tax rate to the U.S. federal statutory tax rate:

	For the Year Ended December 31,
	2015	2014
Statutory U.S. federal income tax rate	35.00%	35.00%
Reconciling items:
Income passed through to common shareholders and non-controlling interest holders (1)	(0.84)%	73.69%
State income taxes, net of federal effect	(0.67)%	31.92%
Nondeductible expenses	2.74%	26.22%
Effect of tax law changes	24.02%	64.67%
Valuation allowance release	—%	(2.88)%
PTP Conversion adjustments	35.04%	—%
Other	1.04%	(3.32)%
Effective income tax rate (2)	96.33%	225.30%

Explanatory Notes:
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(1)	Includes income that is not taxable to the Company. Such income is directly taxable to the non-controlling interest holders in the Consolidated CLOs.

(2)	The effective tax rate is calculated on "Income (loss) before income tax expense (benefit)".

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows:

	For the Year Ended December 31,
	2015	2014
	(In thousands)
Deferred tax assets:
Intangible assets and goodwill	$33,160	$39,946
State net operating loss carryforwards	16,043	16,530
Federal net operating loss carryforwards	8,607	9,070
Other	6,340	10,872
Gross deferred tax asset	64,150	76,418
Less: Valuation allowance	15,428	15,040
Deferred tax asset	48,722	61,378
Deferred tax liabilities:
Long-term debt	2,372	2,663
Other	1,925	3,240
Deferred tax liability	4,297	5,903
Net deferred tax asset	$44,425	$55,475